Notes Payable (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands													3 Months Ended						9 Months Ended		12 Months Ended
	May 14, 2021	Oct. 02, 2020	Jul. 16, 2020	Jul. 03, 2020	May 15, 2020	May 11, 2020	Apr. 23, 2020	Apr. 21, 2020	Apr. 02, 2020	Mar. 19, 2020	Feb. 17, 2020	Apr. 02, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 29, 2020	Sep. 13, 2020	Jul. 04, 2020	Jun. 15, 2020	Apr. 28, 2020	Apr. 30, 2018
Debt interest rate																							4.00%
Accrued interest													$ 600						$ 600		$ 300
Loss on extinguishment of debt													1,321						(9,827)
Warrants exercise price per share							$ 9.00		$ 7.74													$ 3.06
Fair value of warrants																(831)			(3)	(4,432)
Value of common stock shares issued													20,000		$ 2,297	$ 717	$ 422	$ 1,778
Loss on issuance of notes, bonds and warrants																			(13,507)
Convertible note, value							$ 400		$ 1,100,000										259
Repayment of notes																			1,600
Long-term borrwings													25,905						25,905		43,982
Note Purchase Agreement [Member]
Number of common stock issued, shares										900,000
Share issued price per share														$ 8.35												$ 10.00
Value of common stock shares issued										$ 7,500
Convertible note, value																			1,700
Repayment of notes				$ 10,100
Amendment to Note Purchase Agreement [Member]
Sale of common stock, shares								900,000
Equity Financing Company [Member]
Proceeds from loans																			50,000
Term loan outstanding	$ 1,600
Remeasurement USD [Member]
Loss on extinguishment of debt													1,000
Senior Secured Promissory Notes [Member] | Note Purchase Agreement [Member]
Debt face amount										$ 10,100
Debt interest rate										17.39%
Proceeds from notes payable										$ 7,400
Original issue discount										2,700
Loss on issuance of notes, bonds and warrants										$ 12,900
FB Loan [Member] | Note Purchase Agreement [Member]
Warrants to purchase common stock										3,269,231
Warrants exercise price per share										$ 5.00
Number of common stock issued, shares										900,000				900,000
Fair value of warrants										$ 15,600
Share issued price per share										$ 8.15				$ 10.00
Value of common stock shares issued										$ 7,300				$ 9,100
Sale of capital stock for consideration						$ 7,500
Debt financing percentage						100.00%
Forgiveness Loan [Member] | Paycheck Protection Program Loan [Member] | SBA [Member]
Debt face amount													$ 4,700						$ 4,700
Debt interest rate													1.00%						1.00%
Within Twelve Months [Member] | Paycheck Protection Program Loan [Member] | SBA [Member]
Long-term borrwings													$ 1,900						$ 1,900
Long-term borrowings - current portion													2,800						2,800
FBNK Finance SarL [Member]
Debt face amount											$ 56,100
Debt interest rate											4.50%
Debt instrument, maturity date											Feb. 15, 2023
Debt instrument nominal, shares											5,000
Debt instrument redemption rate											100.00%
Loss on extinguishment of debt																			11,100
FBNK Finance SarL [Member] | EUR [Member]
Debt face amount											$ 50,000
Debt instrument nominal value											$ 10,000
Facebank AG and Nexway [Member]
Sale of investment													56,100
Fundigo LLC [Member] | Revenue Participation Agreement [Member ] | Purchase Price [Member]
Debt face amount					$ 10,000
Debt interest rate					145.00%
Proceeds from loans					$ 9,500
Original issue discount					500
Fundigo LLC [Member] | Revenue Participation Agreement [Member ] | Revenue Purchased Amount [Member]
Debt face amount																								$ 13,000	$ 12,000
Repayment of notes					$ 14,500
Fundigo LLC [Member] | Provision Agreement [Member] | Revenue Purchased Amount [Member]
Accrued interest													3,100						3,100
Century Venture SA [Member] | Loan Agreement [Member]
Debt interest rate					8.00%
Repayment of notes		$ 1,600
Working capital					$ 1,600
Access Road Capital LLC [Member] | Access Road Credit Agreement [Member]
Debt face amount			$ 10,000
Debt interest rate			1.30%
Debt instrument, maturity date			Jul. 16, 2023
Secured Term Loan [Member] | AMC Networks Ventures, LLC [Member]
Debt face amount																											$ 25,000
Proceeds from loans												$ 23,800
Proceeds from notes payable													2,500
Term loan outstanding																			$ 21,300
Debt instrument, maturity date																			Apr. 06, 2023
Secured Term Loan [Member] | London Interbank Offered Rate [Member]
Debt interest rate																											5.25%
Note Payable [Member] | Evolution AI Corporation [Member]
Debt face amount																					$ 2,700
Debt interest rate																					10.00%
Debt instrument, maturity date																					Oct. 01, 2018
Accrued interest																					$ 1,600
Number of shares acquired																					15,000,000
Note Payable [Member] | Evolution AI Corporation [Member] | Series X Convertible Preferred Stock [Member]
Conversion of Convertible Preferred Stock																					10,000,000
Interest And Penalties [Member] | Evolution AI Corporation [Member]
Accrued interest													4,400						$ 4,400
Notes payable, net of discount													$ 4,400						$ 4,400